Schedule of financial instruments and fair value (Details) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Assets	R$ 2,148	R$ 4,058
Financial liabilities at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Assets	12,042	9,693
Financial assets at fair value	12,042	9,693
Financial liabilities	(15,293)	(18,872)
Financial liabilities at fair value	(15,293)	(18,872)
Financial liabilities at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	(642)	(536)
Financial liabilities at fair value	(642)	(536)
Advances from clients [member] | Level 2 of fair value hierarchy [member] | Financial liabilities at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	(11,364)	(15,020)
Financial liabilities at fair value	(11,364)	(15,020)
Debt With Pension Fund Forluz [Member] | Level 2 of fair value hierarchy [member] | Financial liabilities at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	(385)	(473)
Financial liabilities at fair value	(385)	(473)
Solution for deficit of pension fund [member] | Level 2 of fair value hierarchy [member] | Financial liabilities at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	(539)	(540)
Financial liabilities at fair value	(539)	(540)
Concessions Payable [member] | Level 3 of fair value hierarchy [member] | Financial liabilities at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	(27)	(23)
Financial liabilities at fair value	(27)	(23)
Suppliers [member] | Level 2 of fair value hierarchy [member] | Financial liabilities at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	(2,683)	(2,358)
Financial liabilities at fair value	(2,683)	(2,358)
Debentures [member] | Level 2 of fair value hierarchy [member] | Financial liabilities at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	(244)	(227)
Financial liabilities at fair value	(244)	(227)
Sector Financial Liabilities [Member] | Level 2 of fair value hierarchy [member] | Financial liabilities at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	(51)	(231)
Financial liabilities at fair value	(51)	(231)
Financial assets at amortised cost, class [member] | Securities cash investments one [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets	1,095	1,214
Financial assets at fair value	1,095	1,214
Financial assets at amortised cost, class [member] | Customers and traders concession holders transmission service [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets		64
Financial assets at fair value	4,482	4,534
Assets	4,482	4,534
Financial assets at amortised cost, class [member] | Restricted cash [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets	19	64
Financial assets at fair value	19
Financial assets at amortised cost, class [member] | Restricted cash [member] | Level 2 of fair value hierarchy [member] | Restated 1 [Member]
IfrsStatementLineItems [Line Items]
Assets			R$ 12
Financial assets at fair value			R$ 12
Financial assets at amortised cost, class [member] | Accounts receivable from the State of Minas Gerais [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets	13
Financial assets at fair value	13
Financial assets at amortised cost, class [member] | Concession financial assets CVA Account and Other financial components in tariff adjustments [member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets	2,148	133
Financial assets at fair value	2,148	133
Financial assets at amortised cost, class [member] | Reimbursement of tariff subsidy payments [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets	291	88
Financial assets at fair value	291	88
Financial assets at amortised cost, class [member] | Low income subsidy [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets	47	43
Financial assets at fair value	47	43
Financial assets at amortised cost, class [member] | Escrow deposits [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets	1,155	1,056
Financial assets at fair value	1,155	1,056
Financial assets at amortised cost, class [member] | Concession grant fee generation concessions [member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets	2,792	2,549
Financial assets at fair value	2,792	2,549
Financial assets at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Assets	16,487	18,518
Financial assets at fair value	16,487	18,518
Financial assets at fair value through profit or loss, category [member] | Cash equivalents investments [member]
IfrsStatementLineItems [Line Items]
Assets	708	1,587
Financial assets at fair value	708	1,587
Financial assets at fair value through profit or loss, category [member] | Bank Certificates Of Deposit [Member]
IfrsStatementLineItems [Line Items]
Assets	101	545
Financial assets at fair value	101	545
Financial assets at fair value through profit or loss, category [member] | Treasury financial notes [member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets	178	731
Financial assets at fair value	178	731
Financial assets at fair value through profit or loss, category [member] | Bank financial notes [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets	705	1,635
Financial assets at fair value	705	1,635
Marketable Securities [Member]
IfrsStatementLineItems [Line Items]
Assets	1,692	4,498
Financial assets at fair value	1,692	4,498
Derivative financial instruments [member]
IfrsStatementLineItems [Line Items]
Assets	4,445	8,825
Financial assets at fair value	4,445	8,825
Financial liabilities	(15,935)	(19,408)
Financial liabilities at fair value	(15,935)	(19,408)
Derivative financial instruments [member] | Derivative financial instrument assets, Swaps [member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets	1,219	2,949
Financial assets at fair value	1,219	2,949
Derivative financial instruments [member] | Derivative financial instrument assets, Ativas and Sonda Put options [member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets		3
Financial assets at fair value		3
Derivative financial instruments [member] | Concession of distribution infrastructure [member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets	718	559
Financial assets at fair value	718	559
Derivative financial instruments [member] | Reimbursements receivable from generation [member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets	816	816
Financial assets at fair value	816	816
Financial liabilities at fair value through profit or loss, category [member] | Derivative financial instrument assets, Swaps [member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	(6)
Financial liabilities at fair value	(6)
Financial liabilities at fair value through profit or loss, category [member] | Derivative Financial Instruments S A A G [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	(636)	(536)
Financial liabilities at fair value	R$ (636)	R$ (536)